Related Party Transactions - Disclosure of detailed information about transactions and outstanding balances relating to key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Salary and fees	$ 1,877	$ 1,770
Share-based Payments	1,166	997
Total	3,043	2,767
Management
Disclosure of transactions between related parties [line items]
Salary and fees	955	844
Share-based Payments	585	526
Total	1,540	1,370
Outside directors
Disclosure of transactions between related parties [line items]
Salary and fees	686	624
Share-based Payments	581	471
Total	1,267	1,095
Seabord Management Corp.*
Disclosure of transactions between related parties [line items]
Salary and fees	236	302
Share-based Payments	0	0
Total	$ 236	$ 302